Annual Total Returns- Vanguard Total Bond Market Index Fund (ETF) [BarChart] - ETF - Vanguard Total Bond Market Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.71%	4.04%	(2.14%)	5.96%	0.39%	2.57%	3.62%	(0.04%)	8.71%	7.71%